Summary of Significant Accounting Polices - Additional Information (Detail)	12 Months Ended							36 Months Ended	48 Months Ended	60 Months Ended
	Mar. 31, 2024 CNY (¥) ReportingUnit shares	Mar. 31, 2024 USD ($) ReportingUnit shares	Mar. 31, 2023 CNY (¥) shares		Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 29, 2024	Apr. 01, 2023 CNY (¥)	Mar. 31, 2023 USD ($) $ / shares	Sep. 01, 2022 USD ($)	Apr. 01, 2022 CNY (¥)	Mar. 28, 2022	Mar. 18, 2022 $ / shares	Dec. 09, 2018 $ / shares	May 24, 2013 $ / shares
Accounting Policies [Line Items]
Shares issued, price per share | $ / shares																					$ 0.00001
Exchange gains/(losses)	¥ 46,000	$ 6,000	¥ (8,547,000)			¥ 1,214,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	3,675,000	509,000	14,264,000			(17,400,000)
Convenience translation exchange rate (RMB per US $1.00)													7.2203
Held-to-maturity investments	7,379,000								¥ 7,379,000	¥ 7,379,000
Accumulated deficit and non-controlling interests	(8,856,494,000)		(8,795,764,000)					¥ (8,795,764,000)	(8,856,494,000)	(8,856,494,000)		$ (1,226,610,000)
Expected credit loss (reversal)/expense	2,649,000	$ 367,000	648,000			(151,000)
Previously written-off receivables	1,862,000
Aggregate amount of transaction price allocated to remaining performance obligations	3,309,000								3,309,000	3,309,000
Marketing expenses	17,620,000		17,284,000			34,365,000
Government grants received	3,532,000		7,244,000			8,608,000
Finance Leases	¥ 0								0	0
Stock Repurchased During Period, Shares | shares	0	0
Employee benefit expenses	¥ 20,134,000				$ 23,947,000	37,586,000
uncertain tax position	¥ 6,666,000		6,680,000
Minimum percentage, appropriation to the statutory surplus fund of the after-tax profits	10.00%	10.00%
Maximum percentage of the registered capital where appropriation is not required	50.00%	50.00%
Loan receivables, net	¥ 31,564,000		32,229,000					32,229,000	31,564,000	31,564,000		4,372,000
Impairment for intangible assets	9,945,000	$ 1,377,000	21,233,000			48,890,000
Goodwill impairment	¥ 0	$ 0	63,460,000	[1]		186,504,000
Short term borrowings | $												0			$ 0
Number of reporting units | ReportingUnit	1	1
Prepaid rent																	¥ 2,920,000
Operating lease liabilities	¥ 2,661,000		3,407,000					3,407,000	2,661,000	2,661,000							13,507,000
Operating lease assets	2,576,000		5,441,000					¥ 5,441,000	¥ 2,576,000	2,576,000		$ 357,000					¥ 16,427,000
General and Administrative Expense [Member]
Accounting Policies [Line Items]
Expected credit loss (reversal)/expense	787,000
Accounting Standards Update 2016-13 [Member]
Accounting Policies [Line Items]
Accumulated deficit and non-controlling interests														¥ 1,707,000
Expected credit loss (reversal)/expense	¥ 2,649,000		648,000			(152,000)
Revision of Prior Period Error [Member]
Accounting Policies [Line Items]
Correction of Prior Period Error	The financial statements as of March 31, 2023 are being revised to correct an error related to the receipts from users, amounting to RMB25,000, which was previously accounted for as repayments of loan receivables.	The financial statements as of March 31, 2023 are being revised to correct an error related to the receipts from users, amounting to RMB25,000, which was previously accounted for as repayments of loan receivables.
Loan receivables, net | $															$ 25,000,000
Open Market
Accounting Policies [Line Items]
Stock Repurchased During Period, Value		$ 0	¥ 1,333,000		$ 198,000	¥ 9,689,000	$ 1,502,000
Stock Repurchase Weighted Average Price | $ / shares							$ 0.06								$ 0.01
Class A Ordinary Shares
Accounting Policies [Line Items]
Shares issued, price per share | $ / shares												$ 0.00001			$ 0.00001					$ 0.00001
Number of ordinary shares represented by each ADS | shares	300	300
Class A Ordinary Shares | Open Market
Accounting Policies [Line Items]
Stock Repurchased During Period, Shares | shares			29,778,000		29,778,000	25,644,050	25,644,050	110,434,025	110,434,025
Stock Repurchased During Period, Value										¥ 41,950,000	$ 6,294,000
Stock Repurchase Weighted Average Price | $ / shares												0.06
Class A Ordinary Shares | From Certain Shareholders
Accounting Policies [Line Items]
Stock Repurchased During Period, Shares | shares										161,960,075	161,960,075
Stock Repurchased During Period, Value										¥ 95,496,000	$ 13,799,000
Stock Repurchase Weighted Average Price | $ / shares												$ 0.09
ADR [Member]
Accounting Policies [Line Items]
Shares issued, price per share | $ / shares																			$ 0.00001
Depository receipt listing ratio																		300	25
Statutory Reserves
Accounting Policies [Line Items]
Appropriations to statutory surplus fund and other reserve funds	¥ 0		¥ 0			¥ 0
American Depository Shares [Member]
Accounting Policies [Line Items]
Stock repurchase authorized value | $																$ 10,000,000
Maximum
Accounting Policies [Line Items]
Loan receivable term	12 months	12 months
Lease term	3 years								3 years	3 years		3 years					1 year
Minimum
Accounting Policies [Line Items]
Loan receivable term	1 month	1 month
Lease term	1 year								1 year	1 year		1 year

[1]	Goodwill impairment